EARNINGS PER SHARE (Details) $ / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 10, 2020 USD ($) shares	Aug. 10, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Basic and diluted loss per share [Abstract]
Basic loss per share (US$ per share) | $ / shares			$ (0.01)	$ (0.02)	$ (0.02)
Diluted loss per share (US$ per share) | $ / shares			$ (0.01)	$ (0.02)	$ (0.02)
Income and share data used in calculations of basic earnings per share [Abstract]
Net loss | $			$ (5,671,099)	$ (9,822,626)	$ (9,957,817)
Earnings used in calculating basic and dilutive earnings per share | $			$ (5,671,099)	$ (9,822,626)	$ (9,957,817)
Weighted average ordinary shares and adjusted weighted average ordinary shares [Abstract]
Weighted average number of ordinary shares used in calculating basic and dilutive earnings per share (in shares)			828,356,668	621,391,730	520,222,133
Non-Dilutive Securities [Abstract]
Anti-dilutive incentive options (in shares)			53,625,000	85,850,000
Anti-dilutive performance rights (in shares)			5,000,000	50,000
Potential ordinary shares considered anti-dilutive (in shares)			58,625,000	85,900,000
Conversions, calls, subscriptions or issues [Abstract]
Gross proceeds from shares issuance | $			$ 27,435,257	$ 8,831,759	$ 12,491,525
Subsequent Events [Member]
Conversions, calls, subscriptions or issues [Abstract]
Number of ordinary shares issued (in shares)	120,000,000	120,000,000
Shares issue price (in dollars per share) | $ / shares		$ 0.09
Gross proceeds from shares issuance	$ 7,800,000	$ 10.8